Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2021, the Fund owned 0.8% of Tax-Managed Growth Portfolio’s outstanding interests, 49.5% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.4% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 34.0% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.9% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2021 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 93.3%

Description	Value
Tax-Managed Growth Portfolio (identified cost, $73,944,241)	$208,804,237

Tax-Managed International Equity Portfolio (identified cost, $29,600,916)	34,558,364

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $35,917,535)	92,675,741

Tax-Managed Small-Cap Portfolio (identified cost, $49,481,463)	63,464,634

Tax-Managed Value Portfolio (identified cost, $87,865,344)	150,212,763

Total Investments in Affiliated Portfolios (identified cost $276,809,499)	$549,715,739

Debt Obligations — 4.5%(1)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(2)(3)	$274	$308,593

		$308,593

Banks — 2.3%
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	$400	$466,656
Barclays PLC, 6.125% to 12/15/25(2)(3)	1,000	1,085,028
Citigroup, Inc., 5.95% to 1/30/23(2)(3)	330	347,616
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(3)	940	1,007,313
Comerica, Inc., 5.625% to 7/1/25(2)(3)	398	438,795
Credit Suisse Group AG, 4.50% to 9/3/30(2)(3)(4)	388	385,090
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	513,205
HSBC Holdings PLC, 4.60% to 12/17/30(2)(3)	253	257,111
HSBC Holdings PLC, 6.375% to 9/17/24(2)(3)	251	270,917
HSBC Holdings PLC, 6.875% to 6/1/21(2)(3)	599	608,818
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(2)(3)	395	465,808
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)(3)	1,392	1,521,638
KeyCorp, Series D, 5.00% to 9/15/26(2)(3)	975	1,058,167
Lloyds Banking Group PLC, 7.50% to 6/27/24(2)(3)	600	668,532
Natwest Group PLC, 6.00% to 12/29/25(2)(3)	229	252,759
Natwest Group PLC, 8.00% to 8/10/25(2)(3)	778	915,099

Security	Principal Amount (000’s omitted)	Value
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(2)(3)	$485	$534,858
Regions Financial Corp., Series D, 5.75% to 6/15/25(2)(3)	204	228,351
Societe Generale S.A., 5.375% to 11/18/30(2)(3)(4)	943	985,435
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	277	280,518
Standard Chartered PLC, 6.00% to 7/26/25(2)(3)(4)	456	496,493
SVB Financial Group, 4.10% to 2/15/31(2)(3)	200	203,740
Truist Financial Corp., Series P, 4.95% to 9/1/25(2)(3)	198	216,810
Truist Financial Corp., Series Q, 5.10% to 3/1/30(2)(3)	249	281,445

		$13,490,202

Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(2)	$425	$432,172
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(2)(3)	651	723,170
Charles Schwab Corp. (The), Series H, 4.00% to 12/1/30(2)(3)	482	498,870
Morgan Stanley, Series J, 4.051% to 4/15/21(2)(3)	800	800,440
UBS Group AG, 6.875% to 8/7/25(2)(3)(5)	1,000	1,128,750

		$3,583,402

Diversified Financial Services — 0.1%
Discover Financial Services, Series D, 6.125% to 6/23/25(2)(3)	$327	$369,467

		$369,467

Electric Utilities — 0.3%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(2)	$450	$526,160
Sempra Energy, 4.875% to 10/15/25(2)(3)	775	836,768

Security	Principal Amount (000’s omitted)	Value
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)(3)	$249	$254,639
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(2)	366	378,692

		$1,996,259

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$1,324	$1,396,820

		$1,396,820

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(2)(3)	$645	$665,156

		$665,156

Insurance — 0.1%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	$469	$511,163

		$511,163

Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(2)(3)	$900	$946,117

		$946,117

Oil, Gas & Consumable Fuels — 0.4%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(2)(3)	$925	$787,406
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(2)(3)	1,422	785,655
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	4,541
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	1,050	873,915

		$2,451,517

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(2)(3)	$502	$431,093

		$431,093

Total Debt Obligations (identified cost $25,535,126)		$26,149,789

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
iShares Preferred & Income Securities ETF	173,286	$6,558,875

Total Exchange-Traded Funds (identified cost $6,801,017)		$6,558,875

Preferred Stocks — 1.2%

Security	Shares	Value
Banks — 0.3%
Signature Bank, Series A, 5.00%	15,000	$381,600
Texas Capital Bancshares, Inc., 6.50%	10,497	266,309
Wells Fargo & Co., Series AA, 4.70%	1,742	43,898
Wells Fargo & Co., Series L, 7.50% (Convertible)	482	696,008
Wells Fargo & Co., Series Z, 4.75%	7,300	182,646

		$1,570,461

Electric Utilities — 0.1%
SCE Trust III, Series H, 5.75% to 3/15/24(2)	17,991	$437,541
SCE Trust IV, Series J, 5.375% to 9/15/25(2)	3,128	75,698
SCE Trust V, Series K, 5.45% to 3/15/26(2)	5,504	140,517

		$653,756

Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	19,000	$476,900
SITE Centers Corp., Series K, 6.25%	6,000	150,840

		$627,740

Independent Power and Renewable Electricity Producers — 0.0%(6)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(2)	9,950	$277,331

		$277,331

Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(2)	25,890	$692,557
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(2)	32,000	880,640

		$1,573,197

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)	59,850	$1,027,625

		$1,027,625

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(2)	15,000	$313,500
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(2)	8,960	197,299

		$510,799

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%	2,121	$49,313
Brookfield Property Partners, L.P., Series A-1, 6.50%	14,575	360,440
Brookfield Property Partners, L.P., Series A2, 6.375%	19,390	469,820

		$879,573

Total Preferred Stocks (identified cost $7,460,012)		$7,120,482

Total Investments — 100.1% (identified cost $316,605,654)		$589,544,885

Other Assets, Less Liabilities — (0.1)%		$(356,358)

Net Assets — 100.0%		$589,188,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(2)	Security converts to variable rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $5,039,921 or 0.9% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $1,128,750 or 0.2% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

The Fund did not have any open derivative instruments at January 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$549,715,739	$—	$—	$549,715,739
Debt Obligations	—	26,149,789	—	26,149,789
Exchange-Traded Funds	6,558,875	—	—	6,558,875
Preferred Stocks	6,843,151	277,331	—	7,120,482
Total Investments	$563,117,765	$26,427,120	$—	$589,544,885

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.